UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Property, plant and equipment	$ 98,810	$ 99,288
Advance payments for property, plant and equipment	545	374
Right-of-use assets	107,224	101,932
Time deposits	0	4,362
Intangible assets	2,082	2,160
Collaboration prepaid leases	182,613	172,064
Other non-current assets	5,583	6,056
Total non-current assets	396,857	386,236
CURRENT ASSETS
Collaboration inventories, net	30,933	23,903
Trade receivables	369	6,287
Prepayments, other receivables and other assets	182,040	130,975
Pledged deposits	70	70
Time deposits	563,678	835,934
Cash and cash equivalents	441,702	286,749
Total current assets	1,218,792	1,283,918
Total assets	1,615,649	1,670,154
CURRENT LIABILITIES
Trade payables	58,143	38,594
Other payables and accruals	116,810	166,180
Government grants	535	532
Lease liabilities	5,341	4,794
Tax payable	14,009	20,671
Contract liabilities	39,535	46,874
Total current liabilities	234,373	277,645
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	305,745	301,196
Lease liabilities long term	51,724	44,613
Government grants	6,058	6,154
Total non-current liabilities	363,527	351,963
Total liabilities	597,900	629,608
EQUITY
Share capital	37	37
Reserves	1,017,712	1,040,509
Total ordinary shareholders’ equity	1,017,749	1,040,546
Total equity	1,017,749	1,040,546
Total liabilities and equity	$ 1,615,649	$ 1,670,154